OTHER GAINS AND LOSSES—NET	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES—NET
NOTE 8 - OTHER GAINS AND LOSSES - NET

		Year ended December 31,
(in millions of Euros)	Notes	2021	2020	2019
Realized gains / (losses) on derivatives (A)		113	(35)	(49)
Losses reclassified from OCI as a result of hedge accounting discontinuation (B)		—	(6)	—
Unrealized gains on derivatives at fair value through profit and loss - net (A)		39	16	33
Unrealized exchange gains from the remeasurement of monetary assets and liabilities – net	4	1	1	—
Impairment of assets (C)	15, 16	—	(43)	—
Restructuring costs (D)	23	(3)	(13)	(4)
(Losses) / gains on pension plan amendments (E)	22	(32)	(2)	1
Losses on disposal		(3)	(4)	(3)
Other		2	(3)	(1)
Total other gains and losses - net		117	(89)	(23)
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices and that do not qualify for hedge accounting.
(B)In the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for 2020 and 2021, to which hedge accounting was applied, were no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted in a €6 million loss.
(C)In the year ended December 31, 2020, an impairment charge of €43 million was recognized for certain A&T cash-generating units due to the downturn in the aerospace industry resulting from the COVID-19 pandemic and for certain AS&I cash-generating units as a result of the review of their long-term business perspectives.
(D)For the years ended December 31, 2021 and 2020, restructuring costs amounted to €3 million and €13 million, respectively, and related to headcount reductions in Europe and in the U.S.
(E)In the year ended December 31, 2021, the group recognized a loss of €31 million from past service cost following an adverse decision of the Fourth Circuit Court in the dispute between Constellium Rolled Products Ravenswood, LLC and the United Steelworkers Local Union 5668 over the transfer of certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan to a third-party health network (see Note 22.6).